Fees Summary	Aug. 19, 2024 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 310,000.00
Previously Paid Amount	0.00
Total Fee Amount	45.76
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 45.76
Narrative - Max Aggregate Offering Amount | shares	310,000
Final Prospectus	true